Cover	Nov. 06, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity File Number	001-40367
Entity Registrant Name	BARINTHUS BIOTHERAPEUTICS PLC
Entity Central Index Key	0001828185
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Barinthus Biotherapeutics plc
Entity Address, Address Line Two	Unit 6-10
Entity Address, Address Line Three	Zeus Building Rutherford Avenue
Entity Address, City or Town	Harwell, Didcot
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX11 0DF
City Area Code	+44 (0)
Local Phone Number	1865 818 808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Vaccitech plc
American Depositary Shares[Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BRNS
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.000025 per share*